Property and Equipment, Net (Details)			3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 29, 2021 USD ($)	Feb. 04, 2019 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 28, 2019 USD ($)
Property and Equipment, Net (Details) [Line Items]
Depreciation expense			$ 830,000		$ 529,000	$ 1,620	$ 1,058
Depreciation and amortization expense						9,846,000	$ 2,047,000	$ 8,158,000	$ 3,517,000
Interest expense									2,552,000
Asset retirement obligation				$ 2,974,000
Gardena, California [Member]
Property and Equipment, Net (Details) [Line Items]
Lease term	5 years
Financing obligation	$ 28,880,000
Net and finance obligation amounts	25,381,000
Gain on sale	$ 3,499,000
Atlas Capital Investors V, LP [Member]
Property and Equipment, Net (Details) [Line Items]
Sale price		$ 29,000,000
Lease term		3 years
Option to repurchase										$ 44,029,000
Financing obligation									29,000,000
Interest expense								1,464,000	1,760,000
Construction in Progress [Member]
Property and Equipment, Net (Details) [Line Items]
Machinery and equipment, gross			$ 366,517,000			$ 366,517,000		275,048,000	251,633,000
Property and equipment disposed								72,055,000
Construction in Progress [Member] | Accounts Payable [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed								7,864,000
Construction in Progress [Member] | Held at Company Facilities [Member]
Property and Equipment, Net (Details) [Line Items]
Machinery and equipment, gross								43,496,000	42,734,000
Construction in Progress [Member] | Vendor Locations [Member]
Property and Equipment, Net (Details) [Line Items]
Machinery and equipment, gross								231,552,000	208,899,000
Capital Leases [Member]
Property and Equipment, Net (Details) [Line Items]
Capital leases amount								$ 14,180,000	$ 43,882,000
Capital leases								3
Capital Leases [Member] | Gardena, California [Member]
Property and Equipment, Net (Details) [Line Items]
Capital leases								1
Capital Leases [Member] | Equipment Leases [Member]
Property and Equipment, Net (Details) [Line Items]
Capital leases								2
Operating Expense [Member] | Construction in Progress [Member]
Property and Equipment, Net (Details) [Line Items]
Property and equipment disposed								$ 64,191,000